CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES

NOTE 3 – CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES

The following table sets forth our cash, cash equivalents and marketable securities as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Cash and cash equivalents:
Cash	$1,195	$13,493
U.S. treasury securities	1,247	-
Total cash and cash equivalents	$2,442	$13,493

Marketable securities:
Money market mutual funds	$1,999	$1,999
U.S. treasury securities	3,761	-
Total marketable securities	$5,760	$1,999

Total cash and cash equivalents and marketable securities	$8,202	$15,492

The unrealized gains on our marketable securities were $12 and less than $1 for the years ended December 31, 2022 and 2021, respectively.

Treasuries have contractual maturities of less than 12 months.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)